UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04186

 NAME OF REGISTRANT:                     John Hancock Income Securities
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Berkeley Street
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles A. Rizzo
                                         197 Clarendon Street
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          6176633000

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


2X17 John Hancock Funds Income Securities Fund
--------------------------------------------------------------------------------------------------------------------------
 ROYAL DUTCH SHELL PLC                                                                       Agenda Number:  935000416
--------------------------------------------------------------------------------------------------------------------------
        Security:  780259206
    Meeting Type:  Annual
    Meeting Date:  21-May-2019
          Ticker:  RDSA
            ISIN:  US7802592060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receipt of Annual Report & Accounts                       Mgmt          For                            For

2.     Approval of Directors' Remuneration Report                Mgmt          For                            For

3.     Appointment of Neil Carson as a Director of               Mgmt          For                            For
       the Company

4.     Reappointment of Director: Ben van Beurden                Mgmt          For                            For

5.     Reappointment of Director: Ann Godbehere                  Mgmt          For                            For

6.     Reappointment of Director: Euleen Goh                     Mgmt          For                            For

7.     Reappointment of Director: Charles O.                     Mgmt          For                            For
       Holliday

8.     Reappointment of Director: Catherine Hughes               Mgmt          For                            For

9.     Reappointment of Director: Gerard                         Mgmt          For                            For
       Kleisterlee

10.    Reappointment of Director: Roberto Setubal                Mgmt          For                            For

11.    Reappointment of Director: Sir Nigel                      Mgmt          For                            For
       Sheinwald

12.    Reappointment of Director: Linda G. Stuntz                Mgmt          For                            For

13.    Reappointment of Director: Jessica Uhl                    Mgmt          For                            For

14.    Reappointment of Director: Gerrit Zalm                    Mgmt          For                            For

15.    Reappointment of Auditors                                 Mgmt          For                            For

16.    Remuneration of Auditors                                  Mgmt          For                            For

17.    Authority to allot shares                                 Mgmt          For                            For

18.    Disapplication of pre-emption rights                      Mgmt          For                            For
       (Special Resolution)

19.    Adoption of new Articles of Association                   Mgmt          For                            For
       (Special Resolution)

20.    Authority to purchase own shares (Special                 Mgmt          For                            For
       Resolution)

21.    Authority to make certain donations and                   Mgmt          For                            For
       incur expenditure

22.    Shareholder resolution (Special Resolution)               Shr           Against                        For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Income Securities Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/28/2019